140

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 90.0%
	COMMODITY - 9.4%
202,532	Invesco DB Energy Fund					$ 4,542,793

	EQUITY - 80.6%
31,136	Consumer Discretionary Select Sector SPDR Fund					4,735,786
51,286	Industrial Select Sector SPDR Fund					5,044,491
75,847	Invesco S&P 500 Pure Value ETF					5,261,506
118,856	Invesco S&P MidCap 400 Pure Growth ETF					4,445,096
40,787	iShares MSCI USA Quality Factor ETF					5,295,783
76,024	iShares S&P 500 Growth ETF					5,076,122
29,850	Technology Select Sector SPDR Fund					4,895,699
24,286	Vanguard Mid-Cap Growth ETF					4,446,767
						39,201,250

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,173,823)					43,744,043

	SHORT-TERM INVESTMENT — 6.3%
	MONEY MARKET FUND - 6.3%
3,071,680	First American Government Obligations Fund Class X, 5.27%(a) (d) (Cost $3,071,680)					3,071,680

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.3%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.3%
33	S&P500 E-Mini Option	GS	12/15/2023	$ 4,200	$ 6,930,000	$ 146,850
	TOTAL PUT OPTIONS PURCHASED (Cost - $66,825)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $66,825)					146,850

	TOTAL INVESTMENTS - 96.6% (Cost $49,312,328)					$ 46,962,573
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%					1,647,735
	NET ASSETS - 100.0%					$ 48,610,308

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
56	NYMEX Light Sweet Crude Oil Future(d)	12/19/2023	$ 4,508,000	$ (424,100)
	TOTAL FUTURES CONTRACTS			$ (424,100)

ETF	- Exchange-Traded Fund
GS	- Goldman Sachs
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the ADWAT Fund Limited.